Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [text block] [Abstract]
Schedule of income tax charged (credited)
	2021	2020	2019
Income tax of the year for Mexican companies	$2,564,312	$1,460,057	$3,177,506
Income tax year for foreign companies	1,253,895	370,860	301,263
Deferred tax for Mexican companies	(96,453)	(94,604)	12,978
Deferred tax for foreign companies	668,015	341,531	(215,473)
	$4,389,769	$2,077,844	$3,276,274

Schedule of income tax expense (benefit)
	2021	2020	2019
Expected benefit, expense	$4,084,348	$1,462,776	$490,925
Increase (decrease) as a result of:
Inflation effect, net	(577,234)	(139,134)	(417,960)
Impact of the nominal rate differences between the USA and Mexico	66,343	11,075	(23,368)
Benefit from utilization of tax loss carry-forwards and others (1)	(12,086)	16,173	(987,135)
Others, net (includes permanent items) Income tax expense (2)	828,398	172,519	1,890,150
Income tax expense	$4,389,769	$1,523,409	$952,612
Effective tax rate	31.73%	31.24%	58.21%

(1)	This amount corresponds to the income tax benefit obtained by those companies that used tax loss carry-forwards in the years presented that were generated previously to 2021, 2020 and 2019, less the effect of tax losses incurred by some subsidiaries for which no deferred tax asset was recorded.

(2)	For the purpose of determining the effective tax rate, the payments corresponding to taxes from previous years and expenses that were paid by various group companies derived from repair agreements during 2020 and 2019 fiscal years were not considered within the income tax expense.

Schedule of tax losses pending of amortize
Origin Date	Expiration Date	Tax losses available
2013	2023	3,823
2014	2024	2,635
2015	2025	8,988
2016	2026	316,818
2017	2027	329,500
2018	2028	97,980
2019	2029	886,466
2020	2030	898,711
2021	2031	1,632,449
		$4,177,370

Schedule of deferred income tax liability
	December 31,
	2021	2020
Deferred tax assets:
Allowance for doubtful accounts	$(64,511)	$(61,536)
Advances from customers	359,795	283,846
Deferred tax assets	295,284	222,310

Deferred tax liabilities:
Property, plant and equipment	3,926,450	3,321,941
Intangible assets from Grupo San	353,661	329,600
Provisions	76,601	202,407
Prepaid expenses	43,696	6,883
Total deferred liabilities	4,400,408	3,860,831
Deferred tax liabilities, net	$4,105,124	$3,638,521